Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Benefit adjustments included in other comprehensive (income) loss:
Currency translation adjustments and other	$ 401	$ (319)	$ 359
Total recognized in other comprehensive (income) loss	(116)	81	(191)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	86	80	85
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(42)
Amortization of actuarial losses	(91)
Amortization of prior service (cost) credit	1
Currency translation adjustments and other	61
Total recognized in other comprehensive (income) loss	(71)
Total recognized in comprehensive loss	15
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	39	51	65
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	17
Amortization of actuarial losses	(5)
Amortization of prior service (cost) credit	2
Total recognized in other comprehensive (income) loss	14
Total recognized in comprehensive loss	53
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	26	$ 25	$ 14
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	11
Amortization of actuarial losses	(5)
Amortization of prior service (cost) credit	(1)
Currency translation adjustments and other	11
Total recognized in other comprehensive (income) loss	16
Total recognized in comprehensive loss	$ 42